BANK FINANCIAL ASSETS AND LIABILITIES - Structure and amounts of due to banks and loans under repurchase agreement (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Nov. 30, 2015
Disclosure of financial liabilities [line items]
Total due to banks	₽ 7,750
Securities
Disclosure of financial liabilities [line items]
Collateral	2,283
Subordinated securities loan
Disclosure of financial liabilities [line items]
Collateral	3,539
Subordinated Debt [Member] | MTS Bank
Disclosure of financial liabilities [line items]
Subordinated debt		₽ 7,246
Loans under repurchase agreements
Disclosure of financial liabilities [line items]
Total due to banks	5,315
Loans and term deposits from banks and other financial institutions
Disclosure of financial liabilities [line items]
Total due to banks	1,268
Correspondent accounts of other banks
Disclosure of financial liabilities [line items]
Total due to banks	₽ 1,167